Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Generally speaking, the Company has historically granted annual equity awards to eligible employees using a predetermined methodology and schedule. Annual grants for eligible employees have traditionally occurred during the second quarter of the fiscal year, corresponding to the release of performance reviews. Additionally, annual grants specific to Executive Officers pursuant to the terms of their employment agreements have historically occurred at the Compensation Committee’s scheduled meeting in early September or when a bonus equity milestone is achieved and recognized by the Board. Special grants, including in connection with the hiring or promotion of an officer, can be made at other times.

Neither the Compensation Committee nor the Board times the disclosure of material non-public information, or the timing of equity award grants, for the purpose of affecting the value of executive compensation.

Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false